Annual Fund Operating Expenses - O'Shaughnessy Market Leaders Value Fund - O'Shaughnessy Market Leaders Value Fund Class I	Nov. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.41%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.55%